Pensions and Other Post-Employment Benefits - Summary of Pension and OPEB Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DB Pension Plan
Disclosure of defined benefit plans [line items]
Current Service Costs	$ 16	$ 14
Net Interest Costs	0	1
Re-measurements:
Return on Plan Assets Excluding Interest Income	(11)	(11)
(Gains) Losses From Experience Adjustments	(1)	0
(Gains) Losses From Changes in Financial Assumptions	(5)	(3)
Defined Benefit Plan Cost (Recovery)	(1)	1
Defined Contribution Plan Cost	113	107
Total Plan Cost	112	108
OPEB Plans
Disclosure of defined benefit plans [line items]
Current Service Costs	7	2
Net Interest Costs	12	12
Re-measurements:
Return on Plan Assets Excluding Interest Income	0	0
(Gains) Losses From Experience Adjustments	(3)	1
(Gains) Losses From Changes in Financial Assumptions	(2)	(6)
Defined Benefit Plan Cost (Recovery)	14	9
Defined Contribution Plan Cost	0	0
Total Plan Cost	$ 14	$ 9